S-K 1602, SPAC Registered Offerings $ in Millions	Jul. 18, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have up to 24 months to consummate an initial business combination from the closing of this offering.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Investment Criteria

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective targets for our initial business combination with one or more target companies. We will leverage these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target or targets that do not meet these criteria and guidelines. We intend to acquire one or more target businesses with the following characteristics:

•        Proven industry leader:    We will seek to acquire a business that is an industry leader that has demonstrated consistent top-line growth and/or is benefiting from secular tailwinds.

•        Defensible and established business models:    We will seek to acquire a target with sustainable competitive advantages. Though many companies in our industries of interest likely experienced substantial challenges related to health pandemics, we seek companies with fundamentally sound business models that will recover well.

•        Multiple avenues for long-term growth:    We intend to acquire a company that exhibits long-term growth prospects, with the potential to grow both organically and inorganically through acquisitions, and demonstrates the ability to drive growth through the enablement or scaling of technology.

•        Sustainable financial profile:    We intend to target companies that generate stable free cash-flow and are not reliant on financial leverage to generate returns.

•        Compelling value proposition:    We intend to acquire a fundamentally sound business that is underperforming its potential but presents a compelling value proposition relative to its peers that may result in an attractive risk-adjusted return for our shareholders.

•        Potential for add-on acquisitions:    We will actively consider target companies that would serve as a strong platform for post-closing add-on acquisitions. Given our extensive industry networks and collective experience, we believe we will have unique access to a large number of private assets operating in the pharmaceutical sector. Such add-on acquisitions can expedite growth for the target and help to amplify returns for our shareholders.

•        Benefit from our outstanding capabilities:    We seek to acquire a business that will benefit from and capitalize on our team’s excellent blend of operating expertise, extensive industry network and financing experience.

•        Qualified management team:    We seek to acquire a business that allows our team to partner with proven and established management teams or business owners to achieve long-term strategic and operational excellence.

•        Benefit from being a public company:    We intend to acquire a company at the point in its lifecycle at which going public, with the support of our highly experienced management team and access to our robust industry networks, is a natural next step and that will benefit from access to a public currency to accelerate growth.

•        Products and Services provided:    Based on our team’s experience and skillset, we intend to source and evaluate companies focused on the pharmaceutical sector.

This non-exclusive list of criteria is not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on some or all of these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would file with the SEC.

De-SPAC Consummation Timeframe, How Extended [Text Block]

We will have up to 24 months to consummate an initial business combination from the closing of this offering. If we are unable to consummate an initial business combination within such time period, we will redeem 100% of the issued and outstanding public shares for a pro rata portion of the funds held in the trust account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us, divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein, and then seek to liquidate and subsequently dissolve. We expect that the pro rata redemption price to be approximately $10.00 per share (regardless of whether or not the underwriters exercise their over-allotment option), without taking into account any interest earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders.

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq listing rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the $512 million in gross proceeds we will receive from this offering and the sale of the private units described in this prospectus, or $587 million if the underwriters’ over-allotment option is exercised in full, $500 million ($10.00 per share), or $575 million ($10.00 per share) if the underwriters’ over-allotment option is exercised in full (including $17,500,000 (or up to $21,625,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions), will be deposited into a U.S.-based trust account established by
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 512
SPAC, Securities Offered, Redemption Rights [Text Block]

REDEMPTION RIGHTS FOR PUBLIC SHAREHOLDERS UPON COMPLETION OF OUR INITIAL BUSINESS COMBINATION

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest (net of funds withdrawn to pay our taxes, if any (but without deduction for any excise or similar tax that may be due or payable)), divided by the number of then issued and outstanding public shares, subject to the limitations described herein. Our public shareholders will be permitted to redeem their shares regardless of whether they abstain, vote for, vote against, or vote at all with respect to the proposed business combination. At the completion of our initial business combination, we will be required to purchase any public shares properly delivered for redemption and not withdrawn. The amount in the trust account is initially anticipated to be $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our rights. Our sponsor, directors and officers have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any shares held by them in connection with the completion of our initial business combination.

MANNER OF CONDUCTING REDEMPTIONS

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (1) in connection with a general meeting called to approve the business combination or (2) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the Companies Act or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. If a shareholder vote is not required and we choose not to seek shareholder approval for business or other reasons, we intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by applicable law or stock exchange listing requirement.

If shareholder approval of the transaction is required by applicable law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

•        file proxy materials with the SEC.

We expect that a final proxy statement would be mailed to public shareholders at least twenty days prior to the shareholder vote. However, we expect that a preliminary proxy statement would be made available to such shareholders in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our Nasdaq listing or Exchange Act registration.

If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of the holders of a majority of our ordinary shares who, being entitled to do so, attend and vote, in person or by proxy, at a general meeting of the company. A quorum for such general meeting will consist of the holders present in person or by proxy of shares of the company representing a majority of the issued and outstanding shares entitled to vote at such general meeting. Our sponsor, officers and directors will count towards this quorum and have agreed to vote any shares held by them in favor of our initial business combination. We expect that at the time of any shareholder vote relating to our initial business combination, our sponsor and its permitted transferees will own at least 20% of our issued and outstanding ordinary shares entitled to vote thereon. As a result, we would need 18,150,001, or 36.3% of the 50,000,000 public shares sold in this offering (assuming all issued and outstanding shares are voted, the over-allotment option is not exercised and the initial shareholders do not purchase any units in this offering or units or shares in the after-market), or 2,225,001, or 4.5%, of the public shares sold in this offering (assuming only the minimum number of shares representing a quorum are voted, the over-allotment option is not exercised and the initial shareholders do not purchase any units in this offering or units or shares in the after-market), to be voted in favor of an initial business combination in order to have such initial business combination approved. These quorum and voting thresholds and agreements may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem its public shares irrespective of whether it votes for, votes against, or votes at all with respect to the proposed business combination.

Redemptions of our public shares may be subject to a net tangible asset test or cash requirement pursuant to an agreement relating to our initial business combination. For example, the proposed business combination may require: (1) cash consideration to be paid to the target or its owners; (2) cash to be transferred to the target for working capital or other general corporate purposes; or (3) the retention of cash to satisfy other conditions in accordance with the terms of the proposed business combination. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the business combination or redeem any shares, and all ordinary shares submitted for redemption will be returned to the holders thereof, and we instead may search for an alternate business combination (including, potentially, with the same target).

If, however, a shareholder vote is not required and we decide not to hold a shareholder vote for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

•        file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we and our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. Furthermore, redemptions of our public shares may be subject to a net tangible asset test or cash requirement pursuant to an agreement relating to our initial business combination. Consequently, if accepting all properly submitted redemption requests would cause our net tangible assets to be less than the amount necessary to satisfy a closing condition as described above, we would not proceed with such redemption and the related business combination and may instead search for an alternate business combination (including, potentially, with the same target).

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the sections titled “Prospectus Summary — Dilution” and “Dilution” for more information.

As of March 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.59	7.00	3.00	6.02	3.98	4.11	5.89	(1.32)	11.32
Assuming No Exercise of Over-Allotment Option
$7.58	6.99	3.01	6.02	3.98	4.12	5.88	(1.24)	11.24

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Drugs Made In America Acquisition II LLC	12,500,000 Ordinary shares(1)	$35,000
	700,000 Private Units	$7,000,000
	Up to $325,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses and to finance transaction costs in connection with an intended initial business combination.
	$10,000 per month	Office space, administrative and support services
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

____________

(1)      Assumes no exercise of the over-allotment option and the full surrender and forfeiture of 1,875,000 shares that are subject to surrender and forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Immediately prior to this offering, our sponsor will transfer 100,000 founder shares to each of our officers and director nominees except for Lynn Stockwell. If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and assuming the sponsor does not purchase units in this offering).

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Drugs Made In America Acquisition II LLC	12,500,000 Ordinary shares(1)	$35,000
	700,000 Private Units	$7,000,000
	Up to $325,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses and to finance transaction costs in connection with an intended initial business combination.
	$10,000 per month	Office space, administrative and support services
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

____________

(1)      Assumes no exercise of the over-allotment option and the full surrender and forfeiture of 1,875,000 shares that are subject to surrender and forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Immediately prior to this offering, our sponsor will transfer 100,000 founder shares to each of our officers and director nominees except for Lynn Stockwell. If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and assuming the sponsor does not purchase units in this offering).

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the units or the private units:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Decrease attributable to public shareholders and sale of the private rights	7.60	7.01	6.04	4.14	(1.22)
Pro forma net tangible book value after this offering	7.58	6.99	6.02	4.12	(1.24)
Dilution to public shareholders	$2.42	$3.01	$3.98	$5.88	$11.24
Percentage of dilution to public shareholders	24.20%	30.10%	39.80%	58.80%	112.40%
Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Decrease attributable to public shareholders and sale of the private rights	7.61	7.02	6.04	4.13	(1.30)
Pro forma net tangible book value after this offering	7.59	7.00	6.02	4.11	(1.32)
Dilution to public shareholders	$2.41	$3.00	$3.98	$5.89	$11.32
Percentage of dilution to public shareholders	24.10%	30.00%	39.80%	58.90%	113.20%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $500,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per-share redemption price equal to the amount in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest (net of funds withdrawn to pay our taxes, if any (but without deduction for any excise or similar tax that may be due or payable)), divided by the number of ordinary shares sold in this offering.

The following table sets forth information with respect to our initial shareholders and the public shareholders:

	Shares Purchased		Total Consideration		Average Price Per Share
	Number	Percentage	Amount	Percentage
Initial Shareholders(1)	12,500,000	18.2%	$35,000	—%	$0.003
Private Units(2)	1,320,000	1.9%	$12,000,000	2.3%	$9.09
Public Shareholders(3)	55,000,000	79.9%	$500,000,000	97.7%	$9.09
	68,820,000	100.00%	$512,035,000	100.00%

(1)      Assumes the full surrender and forfeiture of 1,875,000 founder shares and no exercise of the underwriters’ over-allotment option.

(2)      Includes the issuance of an additional 120,000 shares underlying the rights contained in the private units

(3)      Includes the issuance of an additional 5,000,000 shares underlying the rights contained in the public shareholders

The pro forma NTBV per share after this offering for each of the redemption scenarios is calculated as follows:

	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(269,570)	(269,570)	(269,570)	(269,570)	(269,570)	(269,570)	(269,570)	(269,570)	(269,570)	(269,570)
Net proceeds from this offering and the sale of the private placement units(1)	501,250,000	576,250,000	501,250,000	576,250,000	501,250,000	576,250,000	501,250,000	576,250,000	501,250,000	576,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	93,524	93,524	93,524	93,524	93,524	93,524	93,524	93,524	93,524	93,524
Less: Deferred underwriting commissions(2)	(17,500,000)	(21,625,000)	(17,500,000)	(21,625,000)	(17,500,000)	(21,625,000)	(17,500,000)	(21,625,000)	(17,500,000)	(21,625,000)
Less: Over-allotment liability	(613,000)	—	(613,000)	—	(613,000)	—	(613,000)	—	(613,000)	—
Less: Amounts paid for redemptions(3)	—	—	(125,000,000)	(143,750,000)	(250,000,000)	(287,500,000)	(375,000,000)	(431,250,000)	(500,000,000)	(575,000,000)
Total	482,960,954	554,448,954	357,960,954	410,698,954	232,960,954	266,948,954	107,960,954	123,198,954	(17,039,046)	(20,551,046)

Denominator:
Ordinary shares outstanding prior to this offering	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000
Ordinary shares forfeited if over-allotment is not exercised	(1,875,000)	—	(1,875,000)	—	(1,875,000)	—	(1,875,000)	—	(1,875,000)	—
Ordinary shares offered	50,000,000	57,500,000	50,000,000	57,500,000	50,000,000	57,500,000	50,000,000	57,500,000	50,000,000	57,500,000
Private placement shares	1,200,000	1,200,000	1,200,000	1,200,000	1,200,000	1,200,000	1,200,000	1,200,000	1,200,000	1,200,000
Less: Ordinary shares redeemed			(12,500,000)	(14,375,000)	(25,000,000)	(28,750,000)	(37,500,000)	(43,125,000)	(50,000,000)	(57,500,000)
Total	63,700,000	73,075,000	51,200,000	58,700,000	38,700,000	44,325,000	26,200,000	29,950,000	13,700,000	15,575,000

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.35 per unit on units other than those sold pursuant to the underwriters’ over-allotment option and $0.55 per unit on units sold pursuant to the underwriters’ over-allotment option, or $17,500,000 in the aggregate or up to $21,625,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to Cantor for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”